Equity (Deficit)	6 Months Ended
Jun. 30, 2023
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.    Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
For the six-month period ended June 30, 2023, Petróleos Mexicanos received Ps. 17,700,000 in Certificates of Contribution “A” from the Mexican Government.
For the twelve-month period ended December 31, 2022, Petróleos Mexicanos received Ps. 188,306,717 in Certificates of Contribution “A” from the Mexican Government of which Ps. 129,018,286 were designated for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco; Ps. 45,437,539 for the strengthening of financial position and Ps. 13,850,892 for the rehabilitation plan of the National Refining System.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	17,700,000
Certificates of Contribution “A” as of June 30, 2023	Ps.	1,047,292,293
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2023 totaled Ps. 17,700,000 and were designated for the construction of the Olmeca Refinery in Dos Bocas, for the strengthening of Fertilizers chain and the rehabilitation plan of the National Refining System, as follows:

Date	Construction of the Olmeca Refinery		Strengthening of Fertilizers chain	Rehabilitation Plan of the refineries
January 19	Ps.	—	600,000	—
January 30	—		600,000	—
February 23	6,000,000		—	—
March 16	—		—	10,500,000
Total	Ps.	6,000,000	1,200,000	10,500,000
B.    Mexican Government contributions

During the six-month period ended June 30, 2023, there were no Mexican Government contributions apart from Certificates of Contribution “A”.

During the twelve-month period ended December 31, 2022, Petróleos Mexicanos received a grant from the FONADIN in the amount of Ps. 23,000,000 for the acquisition of the remaining 50.005% interest in DPRLP (see Note 12).

C.    Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
As of June 30, 2023 and December 31, 2022, there were no changes to the legal reserve.
D.    Accumulated other comprehensive result

As of June 30, 2023, the discount rate related to the liability for employee benefits carried by PEMEX was 9.21% , similar to the discount rate as of December 31, 2022 of 9.39%. Therefore, PEMEX did not make any adjustments in actuarial gains and losses.

For the six-month period ended June 30, 2022, PEMEX recognized net actuarial gains in other comprehensive income (loss) of Ps. 158,392,790; which is presented net of deferred income tax for Ps. (10,556,152), related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of an increase in the discount and return on plan assets rates from 8.46% as of December 31, 2021 to 9.40% as of June 30, 2022.
E.    Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F.    Uncertainty related to going concern
The condensed consolidated interim financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fully fund its operations and capital expenditure programs, which have been partially supported by the Mexican Government's equity contributions. In addition, PEMEX´s working capital has deteriorated in recent years.
In 2022 and 2023, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by the effects of COVID-19, concerns around our operating performance and the Mexican government’s ability and willingness to provide us with additional liquidity, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2023. These conditions have negatively impacted PEMEX´s financial performance and also its liquidity position.
As of June 30, 2023 and 2022 PEMEX recognized net income of Ps. 82,159,155 and Ps. 247,649,107, respectively. In addition, as of June 30, 2023 and December 31, 2022, PEMEX had a negative equity of Ps. (1,721,218,453), and Ps. (1,768,822,225), respectively, mainly due to continuous net losses in prior years, and a negative working capital of Ps. 517,157,488 and Ps. 401,842,480, as of June 30, 2023 and December 31, 2022, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2023 authorized PEMEX to have a negative financial balance budget of Ps. zero. This shortfall does not consider payments of principal of PEMEX’s debt due in 2024 which will be covered by financing activities that do not represent a net debt in terms of public debt greater than Ps. 29,912,400. PEMEX has short-term debt principal maturities (including interest payable) of Ps.516,455,816 as of June 30, 2023.
The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.
Actions
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:
The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation of March 4, 2022, remains through 2024, which allows PEMEX to substantially recover the value of the difference between the sale price and its international reference price, when in a scenario of oil and diesel, these are limited to the effects of inflation in the country.
The reduction of the profit-sharing duty rate remains in 40.0% for 2023, the same as in 2022.

During the six-month period ended June 30, 2023, PEMEX received equity contributions of Ps. 17,700,000 and issued notes totaling Ps. 41,200,000.

In addition, PEMEX has plans to raise funds from the markets in accordance with prevailing conditions, to refinance its debt.
Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities and loans guaranteed by export credit agencies. PEMEX also established in conjunction with development and commercial banks Cadenas Productivas PEMEX Plus (Productive Chains Plus Program) to aid for the payment to suppliers and contractors. PEMEX's ability to refinance its short-term debt depends on factors beyond its control.
The Revenue Law for 2023 also authorized PEMEX to incur a net additional indebtedness up to Ps. 29,912,400 (Ps. 27,068,400 and U.S.$142,200), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance of zero in 2023.
PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
On December 13, 2022, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2023-2027 (the “2023-2027 Business Plan”).
Prices of crude oil, natural gas and petroleum products showed a recovery in 2022, and they are expected to continue recover during 2023. In addition, if international values for the Mexican oil price were higher than the average price of U.S.$68.7 per barrel, the price on which the zero financial balance was built, this additional revenue would enable PEMEX to achieve its business plan objectives more quickly.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.
As a reference, PEMEX prepared its consolidated financial statements as of June 30, 2023 and December 31, 2022 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.
G.    Non-controlling interest

PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of June 30, 2023 and December 31, 2022 non-controlling interest represented (losses) of Ps. (326,135), and Ps. (288,610), respectively, in PEMEX’s equity (deficit).